Consolidated Statements of Operations and Comprehensive (Loss)/Income (Parentheticals) - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Diluted		$ (0.2609)	$ (0.4601)	$ (1.4274)
Diluted	[1]	23,458,982	19,224,614	12,447,760

[1]	The ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 29, 2022